INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD ($) $ in Millions		12 Months Ended
	Mar. 28, 2019	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		$ 370	$ 411	[1]
Investments in Equity Accounted Investees		$ 5,954	$ 6,368	[2]
Alliance
Disclosure of joint ventures [line items]
Ownership Interest at December 31		50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ 149	$ 160
Investments in Equity Accounted Investees		2,620	2,799
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		51	102
Investments in Equity Accounted Investees		$ 426	$ 480
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31		42.70%	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31		50.00%	50.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Ownership Interest at December 31	50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ 120	$ 118
Investments in Equity Accounted Investees		$ 1,273	$ 1,648
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest at December 31		45.00%	45.30%
Share of Profit (Loss) from Equity Investments		$ 48	$ 26
Investments in Equity Accounted Investees		$ 1,348	$ 1,324
CKPC
Disclosure of joint ventures [line items]
Ownership Interest at December 31		50.00%	50.00%
Share of Profit (Loss) from Equity Investments		$ (1)	$ 0
Investments in Equity Accounted Investees		171	0
Other
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments		3	5
Investments in Equity Accounted Investees		$ 116	$ 117
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31		50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31		75.00%	75.00%

[1]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.
[2]	Pembina has applied IFRS 16 Leases at January 1, 2019 using the modified retrospective approach and has not restated comparative information. See Note 3.